Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Neuberger Berman Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	(0.31%)	1.98%
Neuberger Berman Emerging Markets Debt Hard Currency ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.63%	(1.79%)	0.66%
Neuberger Berman Emerging Markets Debt Hard Currency ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	(0.54%)	1.41%
J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.54%	0.12%	3.13%
J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index** (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.28%	(0.32%)	2.06%
50% J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.21%	(0.41%)	2.04%

[1]	The Fund compares its performance to J.P. Morgan EMBI® — Global Diversified rather than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index or the secondary index because the J.P. Morgan EMBI® — Global Diversified has characteristics that are more representative of the Fund’s investment strategy than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index and secondary index, which were used by the predecessor fund.
[2]	On July 24, 2024, the predecessor fund began comparing its performance to the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®) — Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified was maintained as a secondary index as it shows how the predecessor fund’s performance compares to an index with characteristics that are more representative of the predecessor fund’s investment strategy than the J.P. Morgan Emerging Markets Blended Hard Currency / Local Currency 50-50 Index.